Trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Long term accruals	€ 6,112	€ 3,362
Non-current trade and other payables	6,112	3,362
Trade payables	33,184	22,540
Accruals for outstanding invoices	21,182	22,061
Current trade and other payables	54,366	44,601
Total trade and other payables	€ 60,478	€ 47,963